Leases - maturity of operating lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Maturity of operating lease liabilities under the Group's non-cancelable operating leases
2024	¥ 9,286
2025	9,128
2026	8,490
2027	8,258
2028	4,121
Total lease payment	39,283
Less: interest	(3,504)
Present value of operating lease liabilities	¥ 35,779	¥ 46,386